Exploration and Evaluation Assets and Mining Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation assets and mining data [Abstract]
Resettlement compensation payments	$ 2,189,928